SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	18,531,384
Number of Restricted Shares, Vested	(10,282,560)
Number of Restricted Shares, Forfeited	(543,504)
Number of Restricted Shares, Unvested Ending Balance	7,705,320	18,531,384
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 5.35
Weighted-Average Grant Date Fair Value, Granted	0	$ 6.07	$ 4.17
Weighted-Average Grant Date Fair Value, Vested	5.29
Weighted-Average Grant Date Fair Value, Forfeited	5.57
Weighted-Average Grant Date Fair Value, Ending Balance	$ 5.42	$ 5.35
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	0
Number of Restricted Shares, Granted	19,282,521
Number of Restricted Shares, Granted under the option exchange program shares	5,912,547
Number of Restricted Shares, Vested	(5,574,357)
Number of Restricted Shares, Forfeited	(437,283)
Number of Restricted Shares, Unvested Ending Balance	19,183,428	0
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0
Weighted-Average Grant Date Fair Value, Granted	2.35
Weighted-Average Grant Date Fair Value, Granted under the option exchange program shares	2.27
Weighted-Average Grant Date Fair Value, Vested	2.33
Weighted-Average Grant Date Fair Value, Forfeited	2.4
Weighted-Average Grant Date Fair Value, Ending Balance	$ 2.33	$ 0
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	1,626,000
Number of Restricted Shares, Vested	(1,626,000)
Number of Restricted Shares, Unvested Ending Balance	0	1,626,000
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.43
Weighted-Average Grant Date Fair Value, Vested	2.43
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0	$ 2.43